2. Loans (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Details
Financing Receivable, 90 Days or More Past Due, Still Accruing	$ 0	$ 0
Ratio of bankrupt accounts to total principal loan balances	2.09%	2.23%